MARCH 31, 2023

Paradigm Funds (PVFAX, PFSLX, PVIVX)

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund before investing. This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses. Please contact Paradigm Funds Advisors LLC at 1-800-239-0732 for a prospectus. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds. Paradigm received the U.S. Refinitiv Lipper Fund Award for the 2021 Best Equity Small Company Group Award over three years. The Paradigm Select Fund received the 2022 U.S. Refinitiv Lipper Best Mid-Cap Core Fund award over three years. Please see important disclosures regarding the U.S. Refinitiv Lipper Fund Awards at the end of this presentation.

REFINITIV LIPPER FUND AWARDS
2022 WINNER UNITED STATES

REFINITIV LIPPER FUND AWARDS
2021 WINNER UNITED STATES

certified WBENC WOMEN'S BUSINESS ENTERPRISE

PARADIGM CAPITAL MANAGEMENT

For Institutional Investor Use Only. Not for Use or Distribution to Retail Investors.

"Discipline and hard work are the cornerstones of our success as a small-cap investment management firm. We will not overpay for earnings and we are relentless in our efforts to uncover high-quality but undervalued investment ideas. Paradigm's adherence to these beliefs has resulted in superior long-term returns* for our clients."

- Candace King Weir, Founder & CIO, Paradigm Capital Management

**"Superior long-term returns" references since inception net-of-fees returns compared to the respective benchmarks for the Paradigm Value Fund, Paradigm Micro-Cap Fund, and Paradigm Select Fund as of 3/31/23.*

PARADIGM
CAPITAL MANAGEMENT

Firm Overview

Candace King Weir founded Paradigm Capital Management in 1994 after leading a small-cap research boutique.

- Small-cap equity is our heritage and sole focus
- $1.4 billion in assets under management*
- 99.5% woman-owned
- 11 employees in Albany, NY and New York, NY

*As of 3/31/2023.

Investment Team

Chief Investment Officer

- **Candace King Weir** is President and Chief Investment Officer

Portfolio Managers

- **Candace King Weir** serves as co-portfolio manager of the Paradigm Value Fund, Paradigm Select Fund, and Paradigm Micro-Cap Fund
- **Amelia Farley Weir** serves as co-portfolio manager of the Paradigm Value Fund, Paradigm Select Fund, and Paradigm Micro-Cap Fund
- **Scott M. Bruce** serves as co-portfolio manager of the Paradigm Value Fund

Investment Philosophy

We believe:

- The small-cap market is inefficient, creating opportunities for active managers to outperform
- Fundamental research, combined with consistent conversations with management, can identify unique undervalued investments
- Portfolios managed by multiple portfolio managers provide conviction and diversification
- Quality companies selling at substantial discounts to our assessment of their intrinsic value should outperform

Key Differentiators

- **Experience:**
  Three decades of history in small-cap investing

- **Expertise:**
  Singular focus on small-cap investing since inception

- **Process:**
  Active management dialogue enhances disciplined research
  Multiple-manager portfolios efficiently diversify with conviction

PARADIGM
CAPITAL MANAGEMENT

Performance

Our long-term outperformance results from decades of a disciplined investment process:

Paradigm Value Fund has returned:

- 11.68% since inception and outperformed the Russell 2000 Value by 284 bps*
- 8.76% over the 10 year period
- 7.63% over the 5 year period
- (7.87)% over the 1 year period

Paradigm Select Fund has returned:

- 9.50% since inception and outperformed the Russell 2500 by 127 bps*
- 10.74% over the 10 year period
- 9.97% over the 5 year period
- (8.41)% over the 1 year period

Paradigm Micro-Cap Fund has returned:

- 9.36% since inception and outperformed the Russell Micro-Cap by 333 bps*
- 11.98% over the 10 year period
- 10.83% over the 5 year period
- (3.96)% over the 1 year period

**Average annualized total return, as of 3/31/2023, net of fees. Past performance does not guarantee future results. The Russell 2000® Value Index is an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small capitalization stocks whose composition is different from the Fund. The Russell 2500® Index is an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small capitalization stocks whose composition is different from the Fund. The Russell Microcap® Index is an unmanaged index of the microcap segment of the U.S. equity market. Value Fund Total Annual Fund Operating Expenses: 1.50%. Select Fund Total Annual Fund Operating Expenses: 1.51%. Select Fund Total Annual Fund Operating Expenses After Fee Waiver: 1.16%. Micro-Cap Fund Total Annual Fund Operating Expenses: 1.25%. See Fund disclosure page for complete fund disclosure.*

Investment Process


INFORMATION
Screen for undervalued stocks
KNOWLEDGE
Analysis to confirm under/over valuation and forecast cash flow under various scenarios
PORTFOLIO MANAGERS
ANALYSTS
ACTION
Buy/sell based on continuous evaluation of conviction, expectations, and risk
INSIGHT
Identify catalysts for realization of expectations to gain conviction

PARADIGM
CAPITAL MANAGEMENT

Team Management Structure

Chief Investment Officer

- Directs process and strategy at high level
- Ensures consistency and adherence to investment guidelines

Portfolio Managers

- Conduct individual research and direct management dialogue
- Utilize analyst research and support
- Determine investment decisions in their respective sleeves

Analysts

- Work as a team, with individual sector coverage responsibilities
- Provide maintenance and due diligence on coverage names in the portfolio
- Identify and recommend new ideas within coverage sectors to PMs

Idea Generation & Research

Fundamental analysis:

- Screening process identifies candidates for further research
- Focus on improvements to operating metrics and free cash flow
- Maintain proprietary earnings models and analysis for all holdings
- Understand variability of outcomes using scenario analysis

In-depth knowledge of management and industry:

- Ongoing dialogue with management and other sources
- Identify disconnects between market perception and actual conditions

Buy/Sell Discipline

We Buy Companies with:

- Valuation disconnects
- Identifiable catalysts
- Conviction in management's vision and ability
- Potential for appreciation of 50% plus

We Sell Companies when:

- Our price target is reached
- Our financial estimates or investment theses are at risk

Risk Management

- Integrated part of our research and stock selection process
- Intense fundamental analysis, combined with frequent management and industry contact, minimizes surprises and enhances information flow
- Established ranges for sector and stock exposure
- Willing to tolerate some short-term volatility to achieve long-term outperformance
- Price volatility triggers a reexamination of investment thesis
- Weekly review of price targets for each holding

Portfolio Construction

All positions are evaluated relative to one another and actively discussed for diversification purposes.

- 50-70 holdings in portfolio

Position Size Limits

- 3% at cost
- 5% at market
- Liquidity, potential, and conviction

Sector Exposure

- Generally within 50% - 300% of benchmark

PARADIGM
CAPITAL MANAGEMENT

Paradigm Value Fund (PVFAX)

REFINITIV LIPPER FUND AWARDS
2021 WINNER
UNITED STATES

PARADIGM
CAPITAL MANAGEMENT

Performance | Paradigm Value Fund

Paradigm Value Fund Annual Returns (%)

RETURNS AS OF 3/31/2023

	YTD	2022	2021	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Paradigm Value Fund	1.47	(20.42)	30.30	17.78	22.27	(2.07)	14.06	17.29	1.35	2.44	21.82	7.93	(3.22)	29.08	31.50	(33.88)	5.03	19.19	19.60	32.09	60.89
Russell 2000® Value	(0.66)	(14.48)	28.27	4.63	22.39	(12.86)	7.84	31.74	(7.47)	4.22	34.52	18.05	(5.50)	24.50	20.58	(28.92)	(9.78)	23.48	4.71	22.25	46.03
+/-	2.13	(5.94)	2.03	13.15	(0.12)	10.79	6.22	(14.45)	8.82	(1.78)	(12.70)	(10.12)	2.28	4.58	10.92	(4.96)	14.81	(4.29)	14.89	9.84	14.86

Paradigm Value Fund Average Annualized Total Returns (%)

RETURNS AS OF 3/31/2023

	1 Year	3 Year	5 Year	10 Year	Since Inception (1/1/2003)
Paradigm Value Fund	(7.87)	22.32	7.63	8.76	11.68
Russell 2000® Value	(12.96)	21.01	4.55	7.22	8.84
+/-	5.09	1.31	3.08	1.54	2.84

Returns are net of fees. Past performance does not guarantee future results. Investment return and principal value will fluctuate so the shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance data quoted represents past performance. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds. Value Fund Total Annual Fund Operating Expenses: 1.50%. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. See Fund disclosure page for complete fund disclosure.

PARADIGM
CAPITAL MANAGEMENT

Rolling Returns | Paradigm Value Fund

Rolling Net Returns Ending 3-31-2023



Rolling 36 Month Multi-Horizon Chart
25
20
15
10
5
0
-5
-10
-15
01/2016
01/2017
01/2018
01/2019
01/2020
01/2021
01/2022
Paradigm Value Fund
Russell 2000 Value - Total Return - Annualized Return
Rolling 36 Month Windows

PARADIGM
CAPITAL MANAGEMENT

Strong Risk-Adjusted Performance | Paradigm Value Fund

As of 3/31/2023 (Net of fees)

Annualized Standard Deviation vs. Annualized Return
12/31/2002 to 03/31/2023 (M) Currency: USD Portfolio: Paradigm:Value Fund Benchmark: Russell 2000 Value - Total Return Multiple Statistics



MORE RETURN,
LOWER RISK
MORE RETURN,
MORE RISK
LOWER RETURN,
LOWER RISK
LOWER RETURN,
MORE RISK
Annualized Return
11
10
9
8
7
6
19
19.5
20
20.5
Annualized Standard Deviation
Paradigm:Value Fund
Russell 2000 Value - Total Return

PARADIGM
CAPITAL MANAGEMENT

Portfolio Characteristics | Paradigm Value Fund

PARADIGM VALUE FUND CHARACTERISTICS AS OF 3/31/2023

	Paradigm Value Fund	Russell 2000® Value
Median Market Capitalization (thousands)	2,773	812
Weighted Average Market Capitalization (thousands)	4,599	2,356
Dividend Yield (%)	1.0	2.3
Price/Earnings	20.6	16.2
P/E using FY1 Est	18.8	15.0
Price/Cash Flow	11.7	8.8
Price/Book	2.5	1.6
Price/Sales	2.3	2.2
Return on Equity	18.2	6.2
	Paradigm Value Fund 3-Year	Russell 2000® Value 3-Year
Information Ratio	-0.23	N/A

Source: FactSet Research Systems, Inc. Holdings are subject to change.
For one-on-one use only. Past performance should not be considered indicative of future results.

PARADIGM
CAPITAL MANAGEMENT

Attribution & Sector Exposure | Paradigm Value Fund

ATTRIBUTION

3/31/2023	QTD	1 Year	3 Year	5 Year
Security	-2.69	4.28	6.90	4.91
Sector	5.20	2.15	-2.95	0.57

* vs. Russell 2000® Value

SECTOR EXPOSURE

3/31/2023	Paradigm Value Fund	Russell 2000® Value
Communication Services	1.2	1.5
Consumer Discretionary	6.3	12.0
Consumer Staples	0.0	2.8
Energy	0.0	4.6
Financials	6.2	30.5
Health Care	16.0	9.5
Industrials	22.5	14.6
Information Technology	36.3	7.5
Materials	8.1	4.4
Real Estate	3.5	6.8
Telecommunication Services	0.0	0.3
Utilities	0.0	5.3
Total	100.0	100.0

TOP TEN HOLDINGS

3/31/2023	% of Total Net Assets
EMCOR Group, Inc.	5.7
Kulicke & Soffa Industries, Inc.	5.6
Kforce Inc.	5.2
Summit Materials, Inc.	4.4
Addus HomeCare Corporation	4.2
A10 Networks, Inc.	4.0
PerkinElmer, Inc.	3.5
Sensient Technologies Corporation	3.5
Mid-America Apartment Communities, Inc.	3.4
Calix, Inc.	3.3
Total	42.8

PARADIGM CAPITAL MANAGEMENT

Source: FactSet Research Systems, Inc. Holdings are subject to change. For one-on-one use only. Past performance should not be considered indicative of future results.

Paradigm Select Fund (PFSLX)

REFINITIV LIPPER FUND AWARDS
2022 WINNER
UNITED STATES

REFINITIV LIPPER FUND AWARDS
2021 WINNER
UNITED STATES

PARADIGM
CAPITAL MANAGEMENT

Performance | Paradigm Select Fund

Paradigm Select Fund Annual Returns (%)

RETURNS AS OF 3/31/2023

	YTD	2022	2021	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Paradigm Select Fund	9.19	(26.44)	31.16	26.05	38.32	(9.93)	16.12	15.98	(1.26)	7.86	28.83	9.07	1.97	25.03	28.92	(33.61)	5.57	21.67
Russell 2500®	3.39	(18.37)	18.18	19.99	27.77	(10.00)	16.81	17.59	(2.90)	7.07	36.80	17.88	(2.51)	26.71	34.39	(36.79)	1.38	16.16
+/-	5.80	(8.07)	12.98	6.06	10.55	0.07	(0.69)	(1.61)	1.64	0.79	(7.97)	(8.81)	4.48	(1.68)	(5.47)	3.18	4.19	5.51

Paradigm Select Fund Average Annualized Total Returns (%)

RETURNS AS OF 3/31/2023

	1 Year	3 Year	5 Year	10 Year	Since Inception (1/1/2005)
Paradigm Select Fund	(8.41)	23.10	9.97	10.74	9.50
Russell 2500®	(10.39)	19.42	6.65	9.07	8.23
+/-	1.98	3.68	3.32	1.67	1.27

Returns are net of fees. Past performance does not guarantee future results. Investment return and principal value will fluctuate so the shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance data quoted represents past performance. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds. Select Fund Total Annual Fund Operating Expenses: 1.51%. Total Annual Fund Operating Expenses After Fee Waiver: 1.16%. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. See Fund disclosure page for complete fund disclosure.

REFINITIV LIPPER FUND AWARDS
2022 WINNER
UNITED STATES

PARADIGM
CAPITAL MANAGEMENT

Rolling Returns | Paradigm Select Fund

Rolling Net Returns Ending 3-31-2023


Rolling 36 Month Multi-Horizon Chart
35
30
25
20
15
10
5
0
-5
01/2016
01/2017
01/2018
01/2019
01/2020
01/2021
01/2022
Paradigm Select Fund
Russell 2500 - Total Return - Annualized Return
Rolling 36 Month Windows

REFINITIV LIPPER FUND AWARDS
2022 WINNER
UNITED STATES

PARADIGM
CAPITAL MANAGEMENT

Strong Risk-Adjusted Performance | Paradigm Select Fund

As of 3/31/2023 (Net of fees)



Annualized Standard Deviation vs. Annualized Return
12/31/2004 to 03/31/2023 (M) Currency: USD Portfolio: Paradigm:Select Fund Benchmark: Russell 2500 - Total Return Multiple Statistics
9.5
9.0
8.5
8.0
7.5
7.0
Annualized Return
MORE RETURN, LOWER RISK
MORE RETURN, MORE RISK
LOWER RETURN, LOWER RISK
LOWER RETURN, MORE RISK
18
18.5
19
19.5
20
Annualized Standard Deviation
Paradigm:Select Fund
Russell 2500 - Total Return

REFINITIV LIPPER FUND AWARDS
2022 WINNER
UNITED STATES

PARADIGM
CAPITAL MANAGEMENT

Portfolio Characteristics | Paradigm Select Fund

PARADIGM SELECT FUND CHARACTERISTICS AS OF 3/31/2023

	Paradigm Select Fund	Russell 2500®
Median Market Capitalization (thousands)	5,286	1,378
Weighted Average Market Capitalization (thousands)	8,969	6,281
Dividend Yield (%)	1.0	1.5
Price/Earnings	21.6	22.4
P/E using FY1 Est	19.5	19.6
Price/Cash Flow	12.9	13.0
Price/Book	3.5	3.2
Price/Sales	2.6	3.0
Return on Equity	17.2	13.2
	Paradigm Select Fund 3-Year	**Russell 2500® 3-Year**
Information Ratio	0.47	N/A

Source: FactSet Research Systems, Inc. Holdings are subject to change.
For one-on-one use only. Past performance should not be considered indicative of future results.

REFINITIV LIPPER FUND AWARDS
2022 WINNER
UNITED STATES

PARADIGM
CAPITAL MANAGEMENT

Attribution & Sector Exposure | Paradigm Select Fund

ATTRIBUTION*

3/31/2023	QTD	1 Year	3 Year	5 Year
Security	1.83	1.98	8.27	4.48
Sector	4.35	1.07	-1.59	1.44

* vs. Russell 2500®

SECTOR EXPOSURE

As of 3/31/2023	Paradigm Select Fund	Russell 2500®
Communication Services	0.0	1.6
Consumer Discretionary	9.5	12.6
Consumer Staples	0.0	3.5
Energy	0.0	4.1
Financials	1.4	17.5
Health Care	20.5	12.2
Industrials	28.7	18.9
Information Technology	35.3	14.9
Materials	3.5	5.9
Real Estate	1.4	5.6
Telecommunication Services	0.0	0.1
Utilities	0.0	3.2
Total	100.0	100.0

TOP TEN HOLDINGS

As of 3/31/2023	% Of Total Net Assets
Builders FirstSource, Inc.	5.2
Globus Medical Inc.	5.2
EMCOR Group, Inc.	5.0
Kforce Inc.	4.7
PerkinElmer, Inc.	4.6
Kulicke & Soffa Industries, Inc.	4.5
Teradyne, Inc.	3.9
Natera, Inc.	3.7
Marvell Technology, Inc.	3.5
Best Buy Co., Inc.	3.4
Total	43.7

REFINITIV LIPPER FUND AWARDS
2022 WINNER UNITED STATES

PARADIGM CAPITAL MANAGEMENT

Source: FactSet Research Systems, Inc. Holdings are subject to change. For one-on-one use only. Past performance should not be considered indicative of future results.

Paradigm Micro-Cap Fund (PVIVX)

REFINITIV LIPPER FUND AWARDS
2021 WINNER
UNITED STATES

PARADIGM
CAPITAL MANAGEMENT

Performance | Paradigm Micro-Cap Fund

Paradigm Micro-Cap Fund Annual Returns (%)

RETURNS AS OF 3/31/2023

	YTD	2022	2021	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Paradigm Micro-Cap Fund	6.86	(20.62)	27.94	46.85	22.38	(10.96)	15.79	27.33	(10.05)	1.81	41.41	11.06	(0.90)	18.44	29.44	(30.10)
Russell Micro-Cap®	(2.83)	(21.96)	19.34	20.96	22.43	(13.08)	13.17	20.37	(5.14)	3.65	45.62	19.75	(9.27)	28.89	27.48	(39.78)
+/-	9.69	1.34	8.60	25.89	(0.05)	2.12	2.62	6.96	(4.91)	(1.84)	(4.21)	(8.69)	8.37	(10.45)	1.96	9.68

Paradigm Micro-Cap Fund Average Annualized Total Returns (%)

RETURNS AS OF 3/31/2023

	1 Year	3 Year	5 Year	10 Year	Since Inception (1/1/2008)
Paradigm Micro-Cap Fund	(3.96)	31.07	10.83	11.98	9.36
Russell Micro-Cap®	(17.93)	17.19	2.96	7.27	6.03
+/-	13.97	13.88	7.87	4.71	3.33

Returns are net of fees. Past performance does not guarantee future results. Investment return and principal value will fluctuate so the shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance data quoted represents past performance. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds. Micro-Cap Fund Total Annual Fund Operating Expenses: 1.25%. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. See Fund disclosure page for complete fund disclosure.

PARADIGM
CAPITAL MANAGEMENT

Rolling Returns | Paradigm Micro-Cap Fund

Rolling Net Returns Ending 3-31-2023



Rolling 36 Month Multi-Horizon Chart
35
30
25
20
15
10
5
0
-5
-10
01/2016
01/2017
01/2018
01/2019
01/2020
01/2021
01/2022
Paradigm Micro Fund
Russell Microcap - Total Return - Annualized Return
Rolling 36 Month Windows

PARADIGM CAPITAL MANAGEMENT

Strong Risk-Adjusted Performance | Paradigm Micro-Cap Fund

As of 3/31/2023 (Net of fees)

Annualized Standard Deviation vs. Annualized Return
12/31/2007 to 03/31/2023 (M) Currency: USD Portfolio: Paradigm: Micro Fund Benchmark: Russell Microcap - Total Return Multiple Statistics



10
9
8
7
6
5
4
3
2
Annualized Return
MORE RETURN,
LOWER RISK
MORE RETURN,
MORE RISK
LOWER RETURN,
LOWER RISK
LOWER RETURN,
MORE RISK
22.1
22.2
22.3
22.4
22.5
22.6
22.7
Annualized Standard Deviation
Paradigm: Micro Fund
Russell Microcap - Total Return

PARADIGM
CAPITAL MANAGEMENT

Portfolio Characteristics | Paradigm Micro-Cap Fund

PARADIGM MICRO-CAP FUND CHARACTERISTICS AS OF 3/31/2023

	Paradigm Micro-Cap Fund	Russell Micro-Cap®
Median Market Capitalization (thousands)	912	189
Weighted Average Market Capitalization (thousands)	2,012	761
Dividend Yield (%)	0.2	1.3
Price/Earnings	25.0	16.1
P/E using FY1 Est	19.4	13.8
Price/Cash Flow	14.3	9.5
Price/Book	3.0	2.1
Price/Sales	2.1	2.3
Return on Equity	11.6	-3.0
	Paradigm Micro-Cap Fund 3-Year	**Russell Micro-Cap® 3-Year**
Information Ratio	1.08	N/A

Source: FactSet Research Systems, Inc. Holdings are subject to change.
For one-on-one use only. Past performance should not be considered indicative of future results.

PARADIGM
CAPITAL MANAGEMENT

Attribution & Sector Exposure | Paradigm Micro-Cap Fund

ATTRIBUTION

As of 3/31/2023	QTD	1 Year	3 Year	5 Year
Security	4.58	13.69	22.75	10.45
Sector	5.38	1.29	-4.50	0.45

* vs. Russell Micro-Cap®

SECTOR EXPOSURE

As of 3/31/2023	Paradigm Micro-Cap Fund	Russell Micro-Cap®
Communication Services	0.0	1.0
Consumer Discretionary	6.1	9.9
Consumer Staples	0.0	1.7
Energy	0.0	3.9
Financials	0.0	21.9
Health Care	28.8	27.5
Industrials	13.0	14.3
Information Technology	49.1	12.5
Materials	3.1	5.1
Real Estate	0.0	0.7
Telecommunication Services	0.0	0.4
Utilities	0.0	1.1
Total	100.0	100.0

TOP TEN HOLDINGS

As of 3/31/2023	% of Total Net Assets
Extreme Networks, Inc.	4.7
Insight Enterprises, Inc.	4.7
Axcelis Technologies, Inc.	4.4
Modine Manufacturing Company	3.8
Onto Innovation, Inc.	3.6
Veeco Instruments Inc.	3.5
MaxLinear Inc.	3.4
Ultra Clean Holdings, Inc.	3.2
Infinera Corporation	3.2
Ensign Group, Inc.	3.1
Total	37.6

PARADIGM
CAPITAL MANAGEMENT

Source: FactSet Research Systems, Inc. Holdings are subject to change. For one-on-one use only. Past performance should not be considered indicative of future results.

Appendix

PARADIGM
CAPITAL MANAGEMENT

About the Managers

ABOUT US

	Product	Education	Year Joined Firm	Experience
Candace King Weir Portfolio Manager	Paradigm Value Fund Paradigm Select Fund Paradigm Micro-Cap Fund	BA, Vassar College, 1966	1994	1994-Present, Paradigm Capital Management, Inc. President and Chief Investment Officer 1972-Present, C. L. King & Associates President and Chief Executive Officer
Amelia F. Weir Portfolio Manager	Paradigm Value Fund Paradigm Select Fund Paradigm Micro-Cap Fund	MBA, The Wharton School, University of Pennsylvania, 2003 BA, Harvard College, 1997	2008	2008-Present, Paradigm Capital Management, Inc. Senior Vice President and Portfolio Manager 2006-2008, William D. Witter, Inc., JES Partners Portfolio Manager 1999-2001, Bear Stearns & Co., Inc. Associate, Equity Research
Scott M. Bruce, CFA Portfolio Manager	Paradigm Value Fund	MBA, Duke University, 1990 BA, Wake Forest University, 1985	2013	2013-Present, Paradigm Capital Management, Inc. Vice President and Portfolio Manager 1996-2013, Senvest International LLC Vice President and Portfolio Manager

Mutual Fund Disclosures

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund before investing. This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses. Please contact Paradigm Funds Advisors LLC at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

P/E Ratio is the market price per share divided by earnings per share. Price/Book Ratio is the market price per share divided by book value. Standard Deviation shows the degree of variation in the Fund's returns and can serve as a useful measure of the Fund's risk. It is measured using monthly observations, but expresses the result on an annualized basis. Market Capture Ratios is a statistical measure of the Fund's overall performance in up-markets (positive return periods) and down-markets (negative return periods). The market capture ratios are used to evaluate how well an investment performed relative to an index during periods when that index has risen or fallen. The ratio is calculated by dividing the Fund's returns by the returns of the index during the up-market or the down-market, and multiplying that factor by 100. The Information Ratio is a measure of consistency in excess return, calculated by annualized excess return over a benchmark divided by the annualized standard deviation (population) of excess return.

Holdings are subject to change and may not be representative of current or future holdings.

Sector allocations are based upon the GICS Classifications and represent a % of the common stock held and is subject to change and may not be representative of current or future holdings.

Value Fund:

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund's return. The Fund primarily invests in small capitalization companies (less than $2.5 billion). Small capitalization companies can be riskier investments than larger companies. Redemption Fee: 2.00% on shares sold after holding them for 90 days or less. Total Annual Fund Operating Expenses: 1.50%.

The Russell 2000® Value Index is an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small capitalization stocks whose composition is different from the Fund. An investor cannot invest directly in an index, and index performance does not reflect the deduction of any fees, expenses or taxes.

Mutual Fund Disclosures (continued)

Select Fund:

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund's return. The Select Fund invests primarily in the common stocks of companies with market capitalizations between $500 million and $10 billion at the time of purchase. Small capitalization companies can be riskier investments than larger companies. Redemption Fee: 2.00% on shares sold after holding them for 90 days or less. Total Annual Fund Operating Expenses: 1.51%. Total Annual Fund Operating Expenses After Fee Waiver: 1.16%.

The Russell 2500® Index is an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small capitalization stocks whose composition is different from the Fund. An investor cannot invest directly in an index, and index performance does not reflect the deduction of any fees, expenses or taxes.

Micro Cap Fund:

As is the case with most investments, you may lose money by investing in the Fund. The Micro-Cap Fund (formerly the Paradigm Intrinsic Value Fund) invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. The Fund generally considers a company to be a microcap company if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index as of the most recent reconstitution date. As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund's return. Please note that these market capitalization measures will fluctuate over time. The Advisor primarily searches for companies within the market capitalization range of the Russell Microcap® Index that exhibit attractive valuations and solid growth prospects. Micro capitalization companies can be riskier investments than larger companies. Redemption Fee: 2.00% on shares sold after holding them for 90 days or less. Total Annual Fund Operating Expenses: 1.25%.

The Russell Microcap® Index is an unmanaged index of the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the Russell 2000 index based on a combination of their market cap and current index membership and it includes the next 1,000 securities. Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges. An investor cannot invest directly in an index, and index performance does not reflect the deduction of any fees, expenses or taxes.

Mutual Fund Disclosures (continued)

<u>Refinitiv Lipper Fund Award Disclaimer:</u>

The Refinitiv Lipper Fund Awards, granted annually, highlight funds and fund companies that have excelled in delivering consistently strong risk-adjusted performance relative to their peers.

*The Refinitiv Lipper Fund Awards are based on the Lipper Leader for Consistent Return rating, which is a risk-adjusted performance measure calculated over 36, 60 and 120 months. The fund with the highest Lipper Leader for Consistent Return (Effective Return) value in each eligible classification wins the Refinitiv Lipper Fund Award. For more information, see **lipperfundawards.com**. Although Refinitiv Lipper makes reasonable efforts to ensure the accuracy and reliability of the data contained herein, the accuracy is not guaranteed by Refinitiv Lipper.*

The award for small fund family groups requires at least three distinct portfolios in one of the asset classes – equity, bond or mixed-asset. The lowest average decile rank of the three years' consistent return measure of the eligible funds per asset class and group will determine the asset class group award winner over the three-year period. The 2022 United States Refinitiv Lipper Fund Award is based on a 36-month performance history and was awarded on March 10, 2022 for the period ended November 30, 2021. The 2021 United States Refinitiv Lipper Fund Award is based on a 36-month performance history and was awarded on March 11, 2021 for the period ended November 30, 2020.

Industry recognitions or awards should not be construed as an endorsement or a recommendation to retain the Adviser by the ranking entity or any regulatory authority. Any rankings or awards cited were provided by independent third parties based on their predetermined evaluation criteria. Adviser neither provided any financial remuneration to these third parties nor exercised any influence or control over the criteria used or the results generated, other than providing or making available, directly or indirectly, objective numerical data that could have been used by these third parties as input variables.

Contact Information

Amelia Farley Weir
Senior Vice President
Portfolio Manager
Paradigm Capital Management
(518) 431-3500

410 Park Avenue
New York, NY 10022

www.paradigmcapital.com

PARADIGM
CAPITAL MANAGEMENT